Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 011
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-Interest

Note 7- Parties-in-Interest

As of December 31, 2025, the Plan held 50,510 shares in the Company’s common stock, with a total fair value of $909,685. As of December 31, 2024, the Plan held 80,203 shares in the Company’s common stock, with a total fair value of $1,691,481. For the year ended December 31, 2025, the Plan purchased and sold $157,181 and $786,152 of the Company’s common stock, respectively. During 2025, the Plan received dividend income on Company common stock totaling $62,300. Transactions involving the Company’s common stock qualify as party-in-interest transactions under the provisions of ERISA.

Note 8-Subsequent Event

Subsequent to December 31, 2025, the Plan Sponsor authorized a change in the Plan's recordkeeper and trustee/custodian services. Effective March 2, 2026, participant account balances and related records were transferred from OneAmerica Retirement Services LLC to Fidelity Workplace Services LLC.

The transfer of participant accounts did not result in any changes to participant account balances or Plan provisions and had no impact on the Plan's net assets available for benefits as of December 31, 2025. Accordingly, no adjustments have been made to the accompanying financial statements as a result of this subsequent event.